Inventories, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Raw materials	$ 152,316	$ 148,376
Work in process	45,099	39,595
Finished goods	286,132	268,831
Inventories, gross	483,547	456,802
LIFO reserve	(204)	1,129
Less: allowance for excess, slow-moving and obsolete inventory	(36,812)	(37,869)
Inventories, net	$ 446,531	$ 420,062
Percentage of inventory valued at LIFO	33.00%	34.00%
ESAB Corporation
Raw materials		$ 6,946
Work in process		453
Finished goods		11,935
Inventories, gross		19,334
Less: allowance for excess, slow-moving and obsolete inventory		(937)
Inventories, net		$ 18,397